SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.6%

Asia - 7.9%

Japan - 4.7%
Keyence Corp.	200	71,181
Recruit Holdings Co., Ltd.	3,100	135,067
Sony Group Corp., ADR	10,875	225,113
Terumo Corp.	13,400	180,026

		611,387

Singapore - 3.2%
Singapore Technologies Engineering, Ltd.	49,900	423,513

Europe - 29.8%

Belgium - 1.1%
D’ieteren Group	785	145,345

France - 1.7%
Safran SA, ADR	2,750	225,583

Germany - 5.8%
Allianz SE, ADR	5,525	232,271
Deutsche Post AG	1,550	81,696
Infineon Technologies AG	1,225	55,573
Muenchener Rueckversicherungs AG	275	173,674
Siemens AG, ADR	1,775	216,337

		759,551

Ireland - 5.3%
Accenture, PLC	750	148,717
CRH, PLC	1,200	126,144
Medtronic, PLC	725	62,821
Trane Technologies, PLC	875	364,648

		702,330

Netherlands - 0.6%
ASML Holding NV	65	85,854

Spain - 2.8%
Iberdrola SA, ADR	4,050	373,572

Switzerland - 3.0%
Chubb, Ltd.	250	81,483
Lonza Group AG	185	118,681
Nestle SA, ADR	1,200	118,920
Ypsomed Holding AG	207	72,567

		391,651

United Kingdom - 9.5%
AstraZeneca, PLC	1,500	295,830
BAE Systems, PLC, ADR	1,450	168,925
Coca-Cola Europacific Partners, PLC	2,100	190,407
Compass Group, PLC	3,600	100,443
Entain, PLC	10,225	76,814
Man Group, PLC	55,725	187,599
RELX, PLC, ADR	4,700	155,805
Rentokil Initial, PLC, ADR	2,375	74,765

		1,250,588

North America - 57.9%

United States - 57.9%
AbbVie, Inc.	160	34,798
Alphabet, Inc. - Class A	2,500	718,900

Name of Issuer	Quantity	Fair Value ($)

Apple, Inc.	3,600	913,644
Broadcom, Inc.	1,925	595,807
Cheniere Energy, Inc.	600	170,256
Dexcom, Inc. *	1,080	67,824
Ecolab, Inc.	325	86,456
Eli Lilly & Co.	178	163,719
FedEx Corp.	375	133,568
Goldman Sachs Group, Inc.	600	507,594
Home Depot, Inc.	745	245,023
JPMorgan Chase & Co.	1,075	316,222
Lockheed Martin Corp.	275	166,207
Microsoft Corp.	2,000	740,340
NIKE, Inc.	850	44,897
NVIDIA Corp.	9,250	1,613,200
PepsiCo, Inc.	875	135,879
salesforce.com, Inc.	850	158,670
Starbucks Corp.	1,000	89,590
T Rowe Price Group, Inc.	475	42,816
TJX Cos., Inc.	1,380	220,386
UnitedHealth Group, Inc.	500	135,295
Visa, Inc.	475	143,564
Williams Cos., Inc.	2,675	194,687

		7,639,342

Total Common Stocks (cost: $5,319,701)		12,608,716

Short-Term Securities - 4.3%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $562,922)	562,922	562,922

Total Investments in Securities - 99.9% (cost $5,882,623)		13,171,638

Other Assets and Liabilities, net - 0.1%		12,101

Net Assets - 100.0%		$13,183,739

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit ESG Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	—	145,345	—	145,345
France	225,583	—	—	225,583
Germany	448,608	310,943	—	759,551
Ireland	702,330	—	—	702,330
Japan	225,113	386,274	—	611,387
Netherlands	85,854	—	—	85,854
Singapore	—	423,513	—	423,513
Spain	373,572	—	—	373,572
Switzerland	200,403	191,248	—	391,651
United Kingdom	885,732	364,856	—	1,250,588
United States	7,639,342	—	—	7,639,342
Short-Term Securities	562,922	—	—	562,922
Total:	11,349,459	1,822,179	—	13,171,638

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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